PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost	$ 24,714,802	$ 24,895,726	$ 25,584,332
Less: Accumulated depreciation	(6,951,560)	(6,200,757)	(4,813,008)
Property, plant and equipment - net	17,763,242	18,694,969	20,771,324
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost	15,986,266	16,276,614	16,406,932
Machinery Equipment and Vehicle Fleet [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost	8,707,241	8,597,430	8,739,192
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - cost	$ 21,295	$ 21,682	$ 438,208